UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS* - 126.95%
Air Transportation - 0.88%
US Airways Group, Inc. (a)	80,350	595,393

Automobiles & Components - 1.49%
Federal Mogul Corp. (a)	7,890	135,787
Harley Davidson, Inc.	18,860	878,499
		1,014,286
Banks - 4.30%
BB&T Corp.	19,420	568,035
BOK Financial Corp.	10,450	560,956
International Bancshares Corp.	28,000	531,440
Regions Financial Corp.	119,390	687,686
Zions Bancorporation	30,040	570,760
		2,918,877
Capital Goods - 6.30%
Aecom Technology Corp. (a)	10,820	252,647
Air Lease Corp. (a)	11,430	281,064
Alliant Techsystems, Inc.	3,960	237,600
Applied Industrial Technologies, Inc.	6,770	271,951
Exelis, Inc.	24,180	254,132
Generac Holdings, Inc. (a)	10,660	271,190
General Dynamics Corp.	12,670	927,824
ITT Corp.	11,205	279,565
Navistar International Corp. (a)	6,860	286,611
Northrop Grumman Corp.	8,540	510,777
Raytheon Co.	13,940	704,249
		4,277,610
Chemical Manufacturing - 4.34%
CF Industries Holdings, Inc.	3,386	629,796
Eli Lilly & Co.	10,030	393,577
Gilead Sciences, Inc. (a)	6,380	290,291
Pfizer, Inc.	77,276	1,630,524
		2,944,188
Commercial & Professional Services - 3.56%
Copart, Inc. (a)	14,080	700,902
Dun & Bradstreet Corp.	6,975	576,484
Equifax, Inc.	27,120	1,140,125
		2,417,511
Computer and Electronic Product Manufacturing - 5.33%
Advanced Micro Devices, Inc. (a)	25,750	189,263
Apple, Inc. (a)	5,270	2,858,659
L-3 Communications Holdings, Inc.	4,730	332,283
Western Digital Corp. (a)	6,080	238,640
		3,618,845
Consumer Durables & Apparel - 3.15%
Harman International, Inc.	3,760	184,729
Nike, Inc.	14,440	1,558,365
Ralph Lauren Corp.	2,270	394,367
		2,137,461
Consumer Services - 3.80%
ITT Educational Services, Inc. (a)	7,200	494,208
Marriott International, Inc.	14,430	509,090
Weight Watchers International, Inc.	7,310	570,034
Wyndham Worldwide Corp.	11,520	506,765
Yum Brands, Inc.	7,550	500,112
		2,580,209
Credit Intermediation & Related Activities - 0.78%
PNC Financial Services Group, Inc.	8,860	527,347

Credit Intermediation and Related Activities - 0.86%
Wells Fargo & Co.	18,688	584,748

Diversified Financials - 4.40%
CBOE Holdings, Inc.	19,020	524,381
JPMorgan Chase & Co.	42,470	1,666,523
LPL Investment Holdings, Inc. (a)	23,340	795,894
		2,986,798
Educational Services - 0.69%
Bridgepoint Education, Inc. (a)	19,300	470,148

Energy - 3.72%
Gulfmark Offshore, Inc. (a)	4,650	233,616
Helix Energy Solutions Group, Inc. (a)	11,800	227,032
Kinder Morgan, Inc.	6,980	245,975
National Oilwell Varco, Inc.	5,240	432,457
Occidental Pete Corp.	10,040	1,047,875
Spectra Energy Corp.	10,740	337,021
		2,523,976
Food & Staples Retailing - 0.26%
Costco Wholesale Corp.	2,070	178,144

Food, Beverage & Tobacco - 4.06%
Beam, Inc.	9,900	545,292
Campbell Soup Co.	16,700	556,444
Constellation Brands, Inc. (a)	24,700	539,448
Kellogg Co.	10,890	570,092
Molson Coors Brewing Co.	12,420	545,734
		2,757,010
General Merchandise Stores - 1.06%
Wal-Mart Stores, Inc.	12,156	718,177

Health and Personal Care Stores - 0.78%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,360	529,406

Health Care Equipment & Services - 4.96%
Aetna Inc.	12,250	572,810
Community Health Systems, Inc. (a)	22,205	560,454
Hca Holdings, Inc.	19,230	512,864
Molina Healthcare, Inc. (a)	17,850	606,185
Omnicare, Inc.	16,160	568,509
Resmed, Inc. (a)	18,730	548,789
		3,369,611
Household & Personal Products - 1.04%
Avon Products, Inc.	17,450	326,141
Herbalife Ltd. (b)	5,710	378,059
		704,200
Insurance - 3.16%
Aflac, Inc.	23,230	1,097,618
CNO Financial Group, Inc. (a)	32,110	238,256
Genworth Finl, Inc. (a)	23,400	212,706
Hartford Financial Services Group, Inc.	21,940	454,377
Symetra Financial Corp	14,500	144,130
		2,147,087
Insurance Carriers and Related Activities - 2.49%
Prudential Financial, Inc.	24,470	1,496,585
Reinsurance Group of America, Inc.	3,360	193,771
		1,690,356
Machinery Manufacturing - 3.63%
General Electric Co.	129,425	2,465,546

Materials - 5.74%
Air Products & Chemicals, Inc.	6,080	548,659
Alcoa, Inc.	55,100	560,367
Huntsman Corp.	40,440	552,410
Newmarket Corp.	3,090	563,709
Olin Corp.	25,570	537,737
PPG Industries, Inc.	6,230	568,488
Steel Dynamics, Inc.	38,270	566,779
		3,898,149
Media - 2.94%
Cablevision Systems Corp.	10,590	150,696
Comcast Corp.	56,830	1,669,665
Gannett, Inc.	11,680	173,331
		1,993,692
Merchant Wholesalers, Nondurable Goods - 2.46%
AmerisourceBergen Corp.	16,250	606,938
Cardinal Health, Inc.	13,100	544,305
McKesson Corp.	6,200	517,762
		1,669,005
Mining (except Oil and Gas) - 0.84%
Coeur d' Alene Mines Corp. (a)	20,270	576,479

Miscellaneous Store Retailers - 0.83%
PetSmart, Inc.	10,100	562,974

Oil and Gas Extraction - 0.44%
Marathon Oil Corp.	8,720	295,521

Other Information Services - 0.45%
Yahoo!, Inc. (a)	20,812	308,642

Petroleum and Coal Products Manufacturing - 10.21%
Chevron Corp.	23,900	2,607,968
ConocoPhillips	18,180	1,391,679
Exxon Mobil Corp.	31,070	2,687,554
Murphy Oil Corp.	3,750	239,775
		6,926,976
Pharmaceuticals, Biotechnology & Life Sciences - 2.52%
Idenix Pharmaceuticals, Inc. (a)	15,660	184,318
Jazz Pharmaceuticals PLC (a)(b)	3,930	206,207
Merck & Co, Inc.	30,651	1,169,949
PDL BioPharma, Inc.	23,180	147,888
		1,708,362
Pipeline Transportation - 0.45%
New Jersey Resources Corp.	6,550	305,820

Primary Metal Manufacturing - 0.86%
Nucor Corp.	13,449	585,435

Professional, Scientific, and Technical Services - 1.07%
CACI International, Inc. (a)	4,290	253,710
Factset Research Systems, Inc.	2,560	223,744
Itron, Inc. (a)	5,630	250,085
		727,539
Publishing Industries (except Internet) - 4.24%
Microsoft Corp.	90,555	2,874,216

Rail Transportation - 0.76%
CSX Corp.	24,580	516,425

Real Estate - 0.42%
Howard Hughes Corp. (a)	5,190	288,305

Retailing - 5.56%
Dollar Tree, Inc. (a)	6,049	535,397
Home Depot, Inc.	8,500	404,345
O'Reilly Automotive, Inc. (a)	6,900	596,849
Ross Stores, Inc.	11,140	594,096
Sally Beauty Holdings, Inc. (a)	24,420	581,196
Select Comfort Corp. (a)	18,340	542,681
Vitamin Shoppe, Inc. (a)	12,330	523,162
		3,777,726
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.35%
SEI Investments Co.	11,900	235,025

Semiconductors & Semiconductor Equipment - 3.98%
Intel Corp.	80,360	2,160,077
Intersil Corp.	15,100	170,932
LSI Corp. (a)	22,690	195,134
Silicon Laboratories, Inc. (a)	3,890	174,272
		2,700,415
Software & Services - 5.45%
Ancestry.com, Inc. (a)	9,590	218,460
BMC Software, Inc. (a)	4,620	172,973
Convergys Corp. (a)	9,810	126,353
Google, Inc. (a)	1,320	816,090
Oracle Corp.	67,870	1,986,555
Verint Systems, Inc. (a)	5,960	163,840
Western Union Co.	12,670	221,345
		3,705,616
Technology Hardware & Equipment - 1.63%
Brocade Communications Systems, Inc. (a)	35,480	205,074
Dolby Laboratories, Inc. (a)	5,520	210,146
Insight Enterprises, Inc. (a)	11,680	244,112
Polycom, Inc. (a)	10,140	209,391
Tech Data Corp. (a)	4,420	236,382
		1,105,105
Telecommunication Services - 1.23%
United States Cellular Corp. (a)	4,400	189,816
Verizon Communications, Inc.	16,900	644,059
		833,875
Telecommunications - 0.26%
DISH Network Corp.	6,084	177,470

Transportation - 1.69%
Copa Holdings SA (b)	7,980	571,129
United Continental Holdings, Inc. (a)	28,020	578,613
		1,149,742
Transportation Equipment Manufacturing - 1.75%
Lockheed Martin Corp.	11,550	1,021,136
Polaris Industries, Inc.	2,558	168,981
		1,190,117
Utilities - 5.78%
American Electric Power, Inc.	16,730	629,215
CenterPoint Energy, Inc.	31,290	609,843
DTE Energy Co.	11,060	597,129
Entergy Corp.	8,680	578,348
Exelon Corp.	15,340	599,334
PG&E Corp.	14,440	601,859
Vectren Corp.	10,500	306,810
		3,922,538
TOTAL COMMON STOCKS (Cost $78,160,182)		86,192,103

REAL ESTATE INVESTMENT TRUSTS* - 3.62%
Real Estate - 3.62%
American Campus Communities, Inc.	6,330	260,480
American Tower Corp.	4,390	274,726
AvalonBay Communities, Inc.	2,180	282,681
Digital Realty Trust, Inc.	4,040	292,899
Extra Space Storage, Inc.	10,690	281,895
LTC Properties, Inc.	8,160	251,818
Macerich Co.	5,310	286,687
National Retail Properties, Inc.	8,920	237,718
Simon Property Group, Inc.	2,120	287,218
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,264,482)		2,456,122

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.83%
Money Market Funds - 0.83%
AIM STIT-STIC Prime Portfolio	565,473	565,473
TOTAL SHORT-TERM INVESTMENTS (Cost $565,473)		565,473

Total Investments (Cost $80,990,137) - 131.40%		89,213,698
Liabilities in Excess of Other Assets - (31.40)%		(21,320,354)
TOTAL NET ASSETS - 100.00%		$67,893,344

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

*	All or a portion of these securities are pledged as collateral for short positions.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$80,990,137
Gross unrealized appreciation	$9,268,938
Gross unrealized depreciation	(1,658,607)
Net unrealized depreciation	$7,610,331

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$86,192,103	$-	$-	$86,192,103
Real Estate Investment Trusts	2,456,122	-	-	2,456,122
Total Equity	$88,648,225	$-	$-	$88,648,225

Short-Term Investments	$565,473	$-	$-	$565,473

Total Investments in Securities	$89,213,698	$-	$-	$89,213,698

Securities Sold Short	$21,012,144	$-	$-	$21,012,144

There were no transfers into and out of Level 1 and 2 securities during the period ended February 29, 2012.
The Fund held no Level 3 securities during the period.
*For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 29, 2012 (Unaudited)

	Shares	Value
3D Systems Corp.	10,330	231,392
Acacia Research Corp.	6,240	246,480
Acme Packet, Inc.	7,570	230,734
AGL Resources, Inc.	6,300	251,181
Alexander & Baldwin, Inc.	5,450	252,935
Allied Nevada Gold Corp.	7,264	249,954
American Capital Agency Corp.	3,760	115,470
American International Group, Inc.	8,830	258,012
Archer Daniels Midland Co.	7,760	242,112
Ariad Pharmaceuticals, Inc.	16,700	239,478
Armour Residential Reit, Inc.	16,300	115,241
Ascena Retail Group, Inc.	6,800	262,480
Atlantic Power Corp. (c)	15,900	230,391
Atlas Air Worldwide Holdings, Inc.	4,390	187,102
Bank Of New York Mellon Corp.	11,020	243,652
Bankrate, Inc.	10,030	239,115
Catalyst Health Solutions, Inc.	4,070	252,421
Ciena Corp.	15,580	232,454
Clean Harbors, Inc.	3,560	239,090
Clorox Co.	3,450	233,255
Comerica, Inc.	8,590	255,037
Cornerstone Ondemand, Inc.	12,090	250,746
CYS Investments, Inc.	8,294	112,550
Dendreon Corp.	21,440	241,414
Dominion Resources, Inc.	4,920	248,312
ESCO Technologies, Inc.	6,980	249,814
EXCO Resources, Inc.	54,770	390,509
Frontier Communications Corp.	54,580	250,522
Gold Resource Corp.	9,810	239,855
Graftech International Ltd.	19,430	246,955
Healthsouth Corp.	11,850	241,266
HeartWare International, Inc.	3,420	250,548
Homeaway, Inc.	8,990	238,055
Hudson City Bancorp, Inc.	36,120	247,422
Human Genome Sciences, Inc.	30,140	237,503
Igate Corp.	13,150	229,205
II-VI, Inc.	9,990	233,666
InterDigital, Inc.	6,150	232,777
International Rectifier Corp.	11,010	247,175
Intuitive Surgical, Inc.	480	245,578
Invesco Mortgage Capital, Inc.	7,370	126,248
Ironwood Pharmaceuticals, Inc.	17,720	237,271
Kaman Corp.	7,310	252,122
KB Home	21,880	249,870
Kosmos Energy Ltd. (c)	27,430	384,294
Lennar Corp.	10,100	236,138
Leucadia National Corp.	9,150	260,684
Linkedin Corp.	3,050	264,953
Magnum Hunter Resources Corp.	53,180	368,006
MBIA, Inc.	22,311	240,513
MEMC Electronic Materials, Inc.	61,900	243,267
Micron Technology, Inc.	29,580	252,909
Molycorp, Inc.	9,740	240,578
NetFlix, Inc.	1,890	209,280
Nielsen Holdings NV (c)	8,290	244,472
Oasis Petroleum, Inc.	12,350	396,065
Orient-Express Hotels Ltd. (c)	26,370	260,799
Pilgrims Pride Corp.	39,070	244,969
Platinum Underwriter Holdings Ltd. (c)	6,940	246,786
Prologis, Inc.	3,390	114,107
Prospect Capital Corp.	22,630	244,630
Qlik Technologies, Inc.	8,070	244,279
Quicksilver Resources, Inc.	65,640	363,646
Renaissancere Holdings Ltd. (c)	3,460	248,982
Rock-tenn Co.	3,700	260,813
Sanderson Farms, Inc.	6,030	296,676
ServiceSource International, Inc.	14,560	244,608
Sotheby's	5,960	234,466
Stanley Black & Decker, Inc.	3,170	243,456
Take-Two Interactive Software, Inc.	16,420	253,689
TCF Financial Corp.	22,450	242,011
Tenneco, Inc.	6,340	244,090
Thomson Reuters Corp. (c)	8,810	255,314
Tripadvisor, Inc.	7,930	255,584
Triumph Group Inc.	4,740	302,412
Two Harbors Investment Corp.	11,130	114,416
UIL Holdings Corp.	7,050	248,513
United Nat Foods, Inc.	5,580	254,002
Urban Outfitters, Inc.	8,670	246,141
USG Corp.	17,050	242,963
Uti Worldwide, Inc. (c)	16,840	271,797
Vail Resorts, Inc.	6,010	253,021
Veeco Instruments, Inc.	2,345	63,409
Walter Energy, Inc.	3,680	238,574
Wintrust Financial Corp.	7,570	255,185
WPX Energy, Inc.	20,610	374,278
Total Securities Sold Short (Proceeds $20,398,914)		$21,012,144

(c) Foreign Issued Security

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                     John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.